Leases - Schedule of Supplemental Lease Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Leases [Abstract]
Operating cash flows from operating leases	$ 3,041
Lease liabilities arising from new ROU assets	$ 5,707
Weighted average remaining lease term (in years)	6 years 3 months 18 days
Weighted average discount rate	2.75%